SHORT-TERM AND LONG-TERM DEBT - Short-term debt narrative (Details) $ in Millions, € in Billions	Jul. 27, 2022 USD ($) extension_option	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 08, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Short-term bank loans and other credit facilities including commercial paper			$ 914.0			$ 1,017.0
Short-term bilateral credit facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities			600.0
Commercial paper
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €				€ 1.5
Short-term bank loans and other credit facilities including commercial paper			$ 697.0
Bridge term facility agreement | Loan facility for intended CSP acquisition
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	$ 2,200.0
Borrowings, term	12 months
Borrowings, number of extension options | extension_option	2
Borrowings, extension option term	6 months
Two Point Two Billion Bridge Term Facility
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, cancelled							$ 1,760.0
Borrowing facilities, maximum borrowing capacity		$ 444.0
Two Point Two Billion Bridge Term Facility | Debt Transactions
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, cancelled					$ 444.0